OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING INCOME
Leases and related services	$ 1,362,677	$ 936,574	$ 711,575
Investment property valuation	236,617	67,762	(3,501)
Gains on sale of assets	171,482	227,445	65,932
Logistics services	165,738	140,451	143,145
Insurance	92,294	54,833	59,514
Other reversals	64,467	56,381	70,352
Penalties for failure to contracts	6,833	15,680	8,207
Hedging	(3,012)	(6,133)	(3,746)
Net foreign exchange and Derivatives Foreign exchange contracts	(373,045)	296,534	599,396
Others	329,384	232,614	193,698
Total Other operating income	2,053,435	2,022,141	1,844,572
Operating leases
OPERATING INCOME
Leases and related services	649,693	412,286	311,291
Other related leasing services
OPERATING INCOME
Leases and related services	541,436	375,275	266,158
Property leases
OPERATING INCOME
Leases and related services	157,511	139,021	125,494
Other assets leases
OPERATING INCOME
Leases and related services	$ 14,037	$ 9,992	$ 8,632